SCHEDULE OF SEGMENT REPORTING (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenue	$ 7,991,103	$ 9,028,187	$ 10,944,753
Cost of revenues	(6,351,394)	(6,743,205)	(8,662,313)
Marketing expenses	(218,895)	(70,154)	(189,033)
General and administrative expenses	(7,835,077)
Other (expense) income, net	(180,179)
Loss before income tax	(6,594,442)	(1,807,231)	(211,378)
Provision for income taxes
Net loss	(6,594,442)	3,525,200	(232,624)
Current assets	9,991,662	7,291,147
Total non-current assets	91,085	301,178
Total assets	10,082,747	7,592,325
Current liabilities	(5,681,608)	(5,306,515)
Non-current liabilities	(208,116)	(666,722)
Total liabilities	(5,889,724)	(5,973,237)
Net (liabilities) assets	4,193,023	1,619,088	(2,997,406)	$ (2,641,600)
General and administrative expenses	(6,973,526)	(3,858,561)	(2,164,206)
Other (expenses) income, net	(1,041,730)	(163,498)	(140,579)
Income (loss) before taxes	(6,594,442)	(1,807,231)	(211,378)
Income (loss) from continuing operations	(6,594,442)	(1,807,231)	(211,378)
Non-current assets	91,085	301,178
Marketing Service [Member]
Segment Reporting Information [Line Items]
Revenue	7,991,103	8,770,919	8,298,251
Cost of revenues	(6,338,434)	(6,493,691)	(6,332,111)
Marketing expenses	(206,117)	(70,154)	(170,837)
General and administrative expenses	(3,048,041)
Other (expense) income, net	(185,962)
Loss before income tax	(1,787,451)	419,915	(220,520)
Provision for income taxes
Net loss	(1,787,451)
Current assets	3,557,743	2,878,277
Total non-current assets	53,752	127,712
Total assets	3,611,495	3,005,989
Current liabilities	(3,451,510)	(2,535,763)
Non-current liabilities	(208,116)	(666,722)
Total liabilities	(3,659,626)	(3,202,485)
Net (liabilities) assets	(48,131)	(196,496)
General and administrative expenses		(1,715,651)	(2,005,180)
Other (expenses) income, net		(71,508)	(10,643)
Income (loss) before taxes	(1,787,451)	419,915	(220,520)
Income (loss) from continuing operations		419,915	(220,520)
Non-current assets	53,752	127,712
Social Commerce [Member]
Segment Reporting Information [Line Items]
Revenue		257,268	2,646,502
Cost of revenues	(12,960)	(249,514)	(2,330,202)
Marketing expenses			(18,196)
General and administrative expenses	(383,602)
Other (expense) income, net	72,561
Loss before income tax	(324,001)	(498,413)	44,345
Provision for income taxes
Net loss	(324,001)
Current assets		584,990
Total non-current assets		173,466
Total assets		758,456
Current liabilities		(1,065,952)
Non-current liabilities
Total liabilities		(1,065,952)
Net (liabilities) assets		(307,496)
General and administrative expenses		(505,755)	(287,555)
Other (expenses) income, net		(412)	33,794
Income (loss) before taxes	(324,001)	(498,413)	44,345
Income (loss) from continuing operations		(498,413)	44,345
Non-current assets		173,466
Other [Member]
Segment Reporting Information [Line Items]
Revenue
Cost of revenues
Marketing expenses	(12,778)
General and administrative expenses	(4,403,434)
Other (expense) income, net	(66,778)
Loss before income tax	(4,482,990)	(1,728,733)	(35,203)
Provision for income taxes
Net loss	(4,482,990)
Current assets	6,433,919	3,827,880
Total non-current assets	37,333
Total assets	6,471,252	3,827,880
Current liabilities	(2,230,098)	(1,704,800)
Non-current liabilities
Total liabilities	(2,230,098)	(1,704,800)
Net (liabilities) assets	4,241,154	2,123,080
General and administrative expenses		(1,637,155)	128,527
Other (expenses) income, net		(91,578)	(163,730)
Income (loss) before taxes	(4,482,990)	(1,728,733)	(35,203)
Income (loss) from continuing operations		(1,728,733)	$ (35,203)
Non-current assets	$ 37,333